Document and Entity Information	Nov. 29, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841383
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Registrant Name	Levere Holdings Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40243
Entity Tax Identification Number	98-1581160
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, City or Town	Cricket Square
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
Entity Address, State or Province	KY
City Area Code	1 (345)
Local Phone Number	949-8066
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	LVRAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	LVRA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LVRAW
Security Exchange Name	NASDAQ